UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

1330 Ave of Americas, 21st floor, New York NY 10019
(Address of principal executive offices)    (Zip code)

Wei Wei
1330 Ave of Americas, 21st floor, New York NY 10019
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-823-0530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1.  REPORTS TO STOCKHOLDERS.

CHINA FINANCE, INC. AND SUBSIDIARIES
New York, New York

CONSOLIDATED FINANCIAL STATEMENTS
AT
June 30, 2008

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

	For the six months ended June 30, 2008 (unaudited)	December 31, 2007 (audited)
ASSETS
Investments:
Marketable Securities, at fair value	$16,309,821	$33,263,952
Loans Receivable	20,659,849	14,024,255
Real Estate Held for Investment	1,537,298	1,444,576
Total Investments	38,506,968	48,732,783
Cash denominated in foreign currencies (Cost $76,815 and $344,471 respectively)	76,815	344,471
Cash	557,823	654,937
Restricted Cash denominated in foreign currencies (Cost $1,952,962 and $5,054,112 respectively)	1,952,962	5,054,112
Surety Guarantee Fee Receivables	-	903,074
Loan Guarantee Fee Receivables	102,830	408,284
Receivable from the sale of marketable securities	1,088,700
Prepaid and Deferred Expenses	236,723	305,703
Property, Plant and Equipment – Net	635,123	556,801

Total Assets	$43,157,944	$56,960,165

LIABILITIES AND NET ASSETS

Liabilities
Accrued Expenses	$1,511,157	$984,205
Other payable	185,032	119,603
Deferred income	17,630	198,224
Notes Payable	199,967	-

Total Liabilities	1,913,786	1,302,032

Net Assets
Common Stock - 100,000,000 Shares Authorized; Par Value $.001;
57,671,744 Issued and Outstanding in June 30, 2008 and December 31, 2007	57,672	57,672
Paid-In Capital	13,078,373	13,078,373
Accumulated Undistributed Income
Accumulated Undistributed Investment Income-net	19,692,747	21,884,338
Accumulated Undistributed Net Realized Gains (Losses) on Investment Transactions	9,138,702	6,297,808
Net Unrealized Appreciation (Depreciation) in Value of Investments	(3,142,362)	12,907,933
Accumulated Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	2,419,026	1,432,009

Total Net Assets (equivalent to $0.72 and $0.97 per share based on 57,671,744 outstanding shares on June 30, 2008 and December 31, 2007)	41,244,158	55,658,133

Total Liabilities and Net Assets	$43,157,944	$56,960,165

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

SCHEDULES OF INVESTMENTS

June 30, 2008 (unaudited)

Non-income producing Common Stocks – 42.36% (Small and Medium Sized Enterprises (or operating companies) in the People’s Republic of China)	Shares	Cost	Value
Home System Group – 0.19% (par value $0.001)	480,000	480,000	72,000
Gulf Resources, Inc. – 16.48% (par value $0.001)	3,339,000	1,836,450	6,344,100
China Ivy School, Inc. – 0.48% (par value $0.001)	3,480,750	1,740,375	184,480
Gulin Paper, Inc – 0.18% (par value $0.001)	1,702,762	1,277,072	68,110
China Organic Agriculture, Inc – 2.87%(par value $0.001)	1,729,273	2,507,446	1,106,735
China 9D Construction Group – 0.19% (par value $0.001)	2,901,588	2,123,277	72,540
Jade Art Group, Inc. – 20.85% (par value $0.001)	4,340,700	4,340,700	8,030,295
Beijing Logistic, Inc. – 0.29% (par value $0.001)	5,619,124	4,214,343	112,382
Orient Paper, Inc. – 0.83% (par value $0.001)	1,877,525	1,408,143	319,179
Total Investments in Securities		$19,927,806	$16,309,821

Loans Receivable – 53.65%			Value
Shenzhen HuaYinTong Electronics – 34.31% (interest rate 9%, due on October 15, 2008)			$13,213,652
Shenzhen HuanYaTong Investment Ltd -19.34%(interest rate 8.5%, due on April 1, 2009)			7,446,197
Total Loans Receivable			$20,659,849

Real Estate Held for Investment – 3.99%			$1,537,298

Total Investments			$38,506,968

December 31, 2007

Non-income producing Common Stocks – 68.26% (Small and Medium Sized Enterprises (or operating companies) in the People’s Republic of China)	Shares	Cost	Value
China 3C Group – 4.78% (par value $0.001)	682,128	$68,213	$2,329,467
Universal Travel Group – 4.69% (par value $0.001)	600,000	360,000	2,286,000
Home System Group – 1.03% (par value $0.001)	480,000	480,000	504,000
Gulf Resources, Inc. – 18.91% (par value $0.001)	3,339,000	1,836,450	9,215,640
China Ivy School, Inc. – 2.14% (par value $0.001)	3,480,750	1,740,375	1,044,225
Gulin Paper, Inc – 1.96% (par value $0.001)	1,702,762	1,277,072	953,547
China Organic Agriculture, Inc – 7.77%(par value $0.001)	1,729,273	2,507,446	3,787,108
China 9D Construction Group – 2.36% (par value $0.001, restricted until February 9, 2008)	2,251,621	1,148,327	1,148,327
China 9D Construction Group – 0.68% (par value $0.001, restricted until April 17, 2008)	649,967	974,950	331,483
Jade Art Group, Inc. – 4.45% (par value $0.001, restricted until April 1, 2008)	4,340,700	1,446,900	2,170,350
Jade Art Group, Inc. – 8.91% (par value $0.001, restricted until June 28, 2008)	8,681,400	2,893,800	4,340,700
Beijing Logistic, Inc. – 8.65% (par value $0.001, restricted until April 18,2008)	5,619,124	4,214,343	4,214,343
Orient Paper, Inc. – 1.93% (par value $0.001, restricted until May 1, 2008)	1,877,525	1,408,143	938,763
Total Investments in Securities		$20,356,019	$33,263,952

Loans Receivable – 28.78%			Value
Shenzhen HuaYinTong Electronics – 23.15% (interest rate 9%, due on October 15, 2008)			$11,282,255
Fujian ZangTianYua – 5.63% (interest rate 6.48%, due on May 22, 2008)			2,742,000
Total Loans Receivable			$14,024,255

Real Estate Held for Investment – 2.96%			$1,444,576

Total Investments			$48,732,783

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
For the six months ended:	June 30, 2008 (unaudited)	June 30, 2007 (unaudited)

Investment Income
Surety Guarantee Revenue	—	$3,422,430
Loan Guarantee Revenue	187,938	—
Loan Revenue	788,402	311,586
Interest income	18,290	10,939
Total Investment Income	994,630	3,744,955

Expenses
Bad debt expenses	903,074	—
Legal Services	120,612	57,000
Office Rent	1,241,802	223,368
Payroll	247,640	228,101
Advertising	56,145	61,610
Depreciation and Amortization	68,196	56,973
Other General and Administrative	539,391	247,149
Total Expenses	3,176,860	874,201

Net Investment Income Before Income Tax Expense	(2,182,230)	2,870,754
Income Tax Expense	9,361	2,375
Net Investment Income	(2,191,591)	2,868,379

Realized and Unrealized Gain (Loss) From Investments and Foreign Currency
Realized (Loss) on the sale of Property, Plant and Equipment	—	—
Realized Gain from Securities Transactions	2,840,894	5,769,073
Unrealized Gain on Marketable Securities	(16,050,295)	4,594,243
Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	987,018	(33,127)

Net Realized and Unrealized Gain from Investments and Foreign Currency	(12,222,384)	10,330,189

Net Increase in Net Assets From Operations	$(14,413,974)	$13,198,568

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended:	June 30, 2008 (unaudited)	June 30, 2007 (unaudited)

Net Increase (Decrease) in Net Assets From Operations:
Net Investment Income(loss)	$(2,191,591)	$2,868,379
Realized (Loss) on the sale of Property, Plant and Equipment	—	—
Realized Gain from Securities Transactions	2,840,894	5,769,073
Unrealized Gain on Marketable Securities	(16,050,295)	4,594,243
Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	987,018	(33,127)

Increase in Net Assets From Operations	$(14,413,974)	$13,198,568

Capital Share Transactions	—	—

Increase in Net Assets	$(14,413,974)	$13,198,568

Net Assets:
Beginning of period	55,658,133	28,450,020
End of period (including $19,763,747 and $10,233,952 undistributed net investment income on June 30,2008 and 2007, respectively)	$41,244,158	$41,648,588

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

For the six months ended:	June 30, 2008 (unaudited)	June 30,2007 (unaudited)
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets From Operations	$(14,413,974)	$13,198,568
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Proceeds from Sale of Marketable Securities	2,108,407	5,874,051
Receipt of Marketable Securities for Services Rendered	—	(3,422,430)
Bad Debt Expenses	903,074	—
Depreciation and Amortization	68,196	118,583
Loss on Sale of Property, Plant and Equipment	—	—
Realized (Gain) from Marketable Securities	(2,840,894)	(5,769,073)
Marketable Securities Written-off Expenses	—	—
Unrealized (Gain) Loss on Marketable Securities	16,050,295	(4,594,243)
Unrealized (Gain) Loss on Foreign Currency Translation	(987,018)	33,127
Changes in Loans Receivable	(6,635,594)	4,635,883
Changes in Investment in Real Estate	—	—
Changes in Noninvestment Assets and Liabilities
Loan Guarantee Fee Receivables	305,454	—
Prepaid and Deferred Expenses	68,980	10,580
Accrued Expense	526,952	5,120
Deferred Revenue	(180,594)	—
Other Payable	65,429	—
Notes Payable	199,967	—

Net Cash Used in Operating Activities	(4,761,320)	10,090,166

Cash Flows from Investing Activities
Proceeds from Sale of Property, Plant and Equipment	—	—
Acquisition of Property, Plant and Equipment	(126,806)	(1,936)
Leasehold Improvement	—	—
Changes in Restricted Cash Denominated in Foreign Currencies	3,101,150	(6,634,600)

Net Cash Used in Investing Activities	2,974,344	(6,636,536)

Cash Flows from Financing Activities	—	—

Effect on Change of Foreign Exchange Rate	1,422,206	(79,626)

Change in Cash	(364,770)	3,374,004
Cash - Beginning of Period	999,408	53,674
Cash - End of Period	$634,638	$3,427,678

Supplementary Cash Flow Disclosures:
Interest Paid	$—	$—
Income Taxes Paid	$9,361	$2,375

The accompanying notes are an integral part of these financial statements.

China Finance, Inc. and Subsidiaries
Notes to Consolidated Financial Statements (Unaudited)
For the six months Ended June 30, 2008

Note A - Organization and Principal Activities

China Finance, Inc. (the “Company”) was incorporated on March 28, 2000 in the state of Utah, and its principal office is in New York, New York.

The Company’s principal business, which is primarily conducted through its wholly-owned indirect subsidiary Shenzhen Hua Yin Guaranty and Investment Limited Liability Corporation (“SHY”), is (i) providing surety guarantees for privately-owned small and medium enterprises (or operating companies) (“SMEs”) in the People’s Republic of China’s (“PRC” or “China”) entering into transactions whereby the SME will be acquired by a publicly-traded United States reporting company in a “reverse merger” or other merger and acquisition (“M&A”) transaction; (ii) providing loan guarantees to assist SMEs and individuals in the PRC in obtaining loans from Chinese banks for business operations and/or personal use; (iii) making direct loans to SMEs for business operations; and (iv) providing consulting services to SMEs including, without limitation, providing business and market consulting services, introduction services, translation services and access to, and use of, office facilities (e.g., conference rooms, computers, telephone and fax lines through its New York office) from time to time.

Surety Guarantees.  The Company provides surety guarantee services to Chinese SMEs seeking to become publicly-traded companies in the United States by being acquired by a United States reporting company in a “reverse merger” or other M&A transaction.  The surety guarantee business generates revenues through fees, which typically are based on a percentage of the transaction.  Although the Company may be paid in cash for its surety guarantee services, the Company generally expects that it will receive compensation for its surety guarantee services in the form of stock from client companies (“Payment Securities”).

Loan Guarantees.  The Company also provides guarantees to SMEs and individuals obtaining loans from Chinese banks for their business operations and/or personal use.  In exchange for the Company’s guarantee services, the borrower pays the Company a certain percentage of the loan amount as an upfront loan guarantee fee; however, the Company may also receive periodic fee payments for its loan guarantees.  Loan maturities for loans guaranteed by the Company will generally range from six months to five years, and are secured by bank deposits made by the Company.  If a borrower fails to fulfill its obligations to a lender, the bank will take possession of the Company’s deposit.

Loans.  The Company may make loans to SMEs from time to time (the “Loans”).  In general, the Company expects its Loans will typically be made to SMEs to which it has provided or will provide surety guarantee services.  Loans may be made to SMEs that the Company determines have been profitable in the past and have attractive prospects for future profitability, have experienced or are experiencing or projected to experience growth, or have an attractive credit profile.  To the extent Loans are made to SMEs to which the Company provides guarantee services, the Loans may be made before or after the Reverse Merger Transactions are consummated.  The Company evaluates the creditworthiness of the SMEs to which it considers making loans using a number of criteria related to the strength of the SMEs management, employees, financial status and overall performance.  The Company may use up to one third of the Company’s assets to secure loan guarantees and make direct loans.

Other Services.  The Company may also provide other services to SMEs including, without limitation, providing business and market consulting services, introduction services, translation services and access to, and use of, office facilities (e.g., conference rooms, computers, telephone and fax lines through its New York office) from time to time (“Other Services”).  The Company may provide Other Services to SMEs to which it has provided or will provide surety guarantee, loan or other services in the past, or to other SMEs that it has not worked with previously.  The Company’s business and introduction services may include introducing SMEs to third party service providers, such as auditors, lawyers, consultants and other service professionals, as well as potential business contacts.  The Company’s translation and facilities access services will be provided on an as-needed basis.  The Company will negotiate fees for the Other Services with the SMEs and any other companies to which it provides such services based on the Other Services to be provided.  Although the Company may be paid in cash for its Other Services, the Company expects that it may also receive compensation for its Other Services in the form of Payment Securities.

Payment Securities.  The Company’s clients generally pay for the Company’s surety guarantee services and Other Services with Payment Securities because they do not have sufficient cash flow at the time the services are rendered to pay for the services.  To the extent that the Company receives Payment Securities as compensation, the Company generally allows the Payment Securities to mature in the market for a period of time (normally, at least one year), then typically will strategically sell the Payment Securities taking into consideration the performance of the SME, the market for the SME’s stock and the market price of the Payment Securities.  Payment Securities received by the Company may also be unregistered and subject to restrictions on resale for a period of time (generally, six months until the holding period under Rule 144 of the Securities Act of 1933 expires).  Accordingly, the Payment Securities that the Company receives as compensation may be held for a significant period of time from the date the Company acquires them.

Note B - Summary of Significant Accounting Policies

Principals of Consolidation

The consolidated financial statements include the accounts of China Finance, Inc. and its wholly-owned subsidiary, Value Global International Limited (“Value Global”) and its wholly-owned indirect subsidiary, SHY.  All significant intercompany accounts have been eliminated.

The accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows of the Company for the interim periods presented. The results of operations for these periods are not necessarily comparable to, or indicative of, results of any other interim period or for the fiscal year taken as a whole.

Cash

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash.  The majority of the cash balances are held in financial institutions in PRC.  Restricted Cash is not part of cash and is shown separately.

Valuation of Marketable Securities

The Company generally receives compensation for its surety guarantee services and Other Services in the form of Payment Securities.  The Company has adopted policies for the valuation of securities held by the Company as part of the Company’s Pricing Policies and Procedures.  Pursuant to these Pricing Policies, the Board has adopted guidelines and instructions for the pricing of restricted securities that may be held by the Company including, without limitation, Payment Securities that are subject to restrictions because they have not been held for six months (the “Fair Value Pricing Instructions”). The Fair Value Pricing Instructions are implemented by the Board, which determines the fair value price of Payment Securities on a periodic basis (at least quarterly) in accordance with the Fair Value Pricing Instructions.  Using the Fair Value Pricing Instructions, the Board seeks to determine the price that is representative of the amount that the Company might reasonably expect to receive for the Payment Securities upon their current sale.

Because most of the customers are small entities and their common stocks are often traded in the over-the-counter market, these common stocks are qualified as thinly-traded penny stocks. The company decided that quoted market price can be used as fair value of marketable securities except that the following circumstance exists:

•	There are few transactions or market-makers in the security;
•	The spread between the bid and asked prices is large;
•	And price quotations vary substantially over time

In order to determine the fair value of marketable securities the company established a policy to substitute a good-faith estimate of fair value for the quoted market price or pricing service valuation.

In estimating in good faith the fair value of a particular financial instrument, the board or its designee (the valuation committee) should, to the extent necessary, take into consideration all indications of fair value that are available. The following is a list of these factors to be considered:

•	Financial standing of the issuer
•	Business and financial plan of the issuer and comparison of actual results with the plan
•	Cost at date of purchase
•	Size of position held and the liquidity of the market
•	Contractual restrictions on disposition
•	Pending public offering with respect to the financial instrument
•	Pending reorganization activity affecting the financial instrument (such as merger proposals, tender offers, debt restructurings, and conversions)
•	Reported prices and the extent of public trading in similar financial instruments of the issuer or comparable companies
•	Ability of the issuer to obtain needed financing
•	Changes in the economic conditions affecting the issuer
•	A recent purchase or sale of a security of the company
•	Pricing by other dealers in similar securities
•	Financial statements of investees

Surety Guarantee Fee Receivables

Surety guarantee fee receivables consist of cash consideration receivable when the merger agreement and plan of merger are completed.

Surety Guarantee Fee Receivables are considered impaired if payment of the surety guarantee fee is not received by the Company in accordance with terms of the Surety Guarantee Agreement with each client. It is the Company’s policy to charge off uncollectible receivables when management determines the receivable will not be collected.

Loan Receivables

Loans receivable are amounts owed to the company under the Loans.  In a typical Loan transaction, the Company loans a party a specified amount and is repaid the principal together with interest at the specified due dates. Interest is accrued as revenue by the Company over the term of the loan.  As of June 30, 2008, the Company has two loans outstanding from the loan segment of its business. Details are listed in Schedule of Investments.

The Company monitors the Loan activity to help ensure that the interest and principal are paid to the Company in a timely manner. If necessary, the Company uses the collateral it receives from clients to secure the Loan as the payment for the interest and/or principal on the Loan.  Loan Receivables are considered impaired if repayment of the Loan is not received by the Company in accordance with the terms of the Loan Agreement with each client. It is the Company’s policy to charge off uncollectible receivables when management determines the receivable will not be collected.

Loan Guarantee Fee Receivables

Loan guarantee fees receivable are fees owed to the company for its loan guarantee services but not yet received from its clients.  In the loan guarantee transactions, the Company will place funds on deposit with the primary lender to guaranty repayment by the borrower to the primary lender. Fees received in connection with loan guarantee transactions are accrued as revenue over the term of the loan on a straight line basis. Net fees and costs incurred by the Company are deferred and amortized as a charge to income over the term of the loan on a straight line basis.  The Company monitors the loan guarantee activity to help ensure that the interest and principal are paid to the primary lender in a timely manner and that the Company receives its loan guarantee fee. If necessary, the Company uses the collateral it receives from clients as the payment for the loan guarantee fee.  Loan Guarantee Fee Receivables are considered impaired if payment of the fee is not received by the Company in accordance with the terms of the Loan Guarantee Agreement with each client. It is the Company’s policy to charge off uncollectible receivables when management determines the receivable will not be collected.  The Company had 3 loan guarantees outstanding during the period covered by this report.

Real Estate Held for Investment

The Company’s real estate held for investment consists of a building and related land use rights. The Company values the real estate based on the cost to purchase and construct the real estate.  The Company evaluates the market price semi-annually for possible impairment loss, and, as needed, a certified independent agent performs a property inspection and a market price evaluation.

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are included in income in the year of disposition.

Depreciation is calculated on a straight-line basis over the lesser of the estimated useful life of the assets and lease terms. The estimated useful lives are:

Electronic Equipment	5 Years
Furniture and Fixtures	5 Years
Automobile	10 Years
Leasehold Improvements	Term of Lease or Useful Life

Income Taxes

Taxes on profits earned by SHY are calculated in accordance with taxation principles currently effective in the PRC.  We expect that the Chinese government will continue its stable financial policy, move forward with its reform of its tax system, and continue to emphasize financial and economic efficiency.  The essential aim of the tax policy of China is to sustain the current stable economic and social development pace.  Specifically, in terms of the reform of the tax collection policy, the principles underlying such reform include simplifying the tax system, expanding the tax foundation, lowering the tax rate, and implementing a strict collection system.  These principles are aimed at immediate and efficient economic development, the development of science and technology, and economic usage of energy and resources.  We expect that the Add-Value Tax system will be continued in China.

Before January 1, 2008, Chinese income tax law (the “Old Income Tax Law”) differentiated between resident and non-resident enterprises with respect to applicable income tax rates, tax deductions and incentives/preferential tax policies.1  This resulted – after taking into account incentives and deductions –  in resident enterprises paying an average effective tax rate of approximately 25% and non-resident enterprises paying an average effective tax rate of 15%.  The Old Income Tax Law generally used the place of incorporation to determine the residence of a corporation.  In addition, Chinese resident enterprises were taxed on their worldwide income while non-resident enterprises are taxed only on certain China-sourced income and their effectively connected income from an establishment in China.

Beginning on January 1, 2008, a new income tax law took effect in the PRC (the “New Income Tax Law”), which was designed to implement uniform regulations with respect to income tax rates, tax deductions and incentives/preferential tax policies for resident and non-resident enterprises.  An EIT rate of 25% is paid by resident and non-resident enterprises alike.2  The New Income Tax Law also adds an additional “effective management” test to the residency determination of a corporation.  An otherwise non-resident corporation that is managed or controlled from China will be a Chinese tax resident and, thus, subject to an EIT on its worldwide income in the same manner as a resident corporation.

Under the Old Income Tax Law, the Company was considered a non-resident corporation because it is incorporated in Utah and, therefore, pays the lower, non-resident EIT effective rate on the income it earns in China.  Under the New Income Tax Law, the Company will likely be considered a tax resident of the PRC because it may be deemed to be managed and controlled from China because its board of directors and certain other personnel are located in the PRC and, therefore, will pay an EIT at a rate of 25% on its worldwide income.

The main reason behind the wide-ranging tax reform in China is to broaden the impact of the tax collection system.  Under the reforms, we expect tax collection systems in different enterprises will be coordinated.  For the Personal Income Tax, the reform will emphasize combining comprehensive and categorized tax collection systems.  The Natural Resource Tax will be re-adjusted and improved.  The Upstream Oil Exploiters will be taxed.  The national middle and long-term plan for the development of sciences and technology will continue, with tax system being used to promote innovation.  The collection and processing of the Add-Value Tax system on products will be further improved.  For the western and northeast under-developed regions of the PRC, favorable tax systems will be practiced to promote economic development.  Relevant favorable tax systems will be created to prompt natural resources conservation, economic usages and re-collection of recoverable resources and industrial wastes.  Meanwhile, with aims to promote employment, relevant tax policies will be employed.  Relevant studies are underway to explore suitable tax systems that encourage development of non state-owned enterprises.

We account for income taxes paid to tax authorities using the liability method. Taxes on profits earned by our wholly-owned subsidiary Value Global are calculated in accordance with taxation principles currently effective in the British Virgin Islands.  Value Global is an International Business Company (IBC) registered in the British Virgin Islands and is exempt from all taxes and withholding taxes in the British Virgin Islands, paying only registration fees and annual license fees which amount to $1,300 per annum.

We account for income taxes payable on U.S. taxable income in accordance with SFAS No. 109, “Accounting for Income Taxes,” using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred tax assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carryforwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

1 See Provisional Regulations of the People’s Republic of China on Enterprise Income Tax (1993) for resident enterprises and Income Tax Law of the People's Republic of China for Enterprises with Foreign Investment and Foreign Enterprises (1991) for non-resident enterprises.

2 A non-resident company that does not have an establishment in China or does not derive income from an establishment in China will pay an EIT at a rate of 20%.

Foreign Currency Translation and Transaction

The accompanying financial statements are presented in the United States dollars (US$).  The functional currency of SHY is the Renminbi (RMB). The financial statements are translated into the United States dollars from the RMB at year-end exchange rate as to assets and liabilities and weighted average exchange rate as to revenues and expenses. Foreign currency cash flows are translated at the weighted average exchange rate in effect during the period due to the minimal fluctuation in the currency exchange rates during the period. Management believed that substantially the same results would be derived if foreign cash flows were translated at the rates in effect at the time of the cash flows. Capital accounts are translated at their historical exchange rate when the capital transactions occurred. Foreign currency translation gains and losses, if any, are included with the net realized and unrealized gain (loss) from investments and foreign currency.

December 31,	June 30,2008	December 31,2007
Year End 1US Dollar =	6.85 RMB	7.290 RMB
Weighted Average 1US Dollar =	7.507 RMB	7.595 RMB

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into the US Dollars at the rates used in translation.

Economic and Political Risks

The Company faces a number of risks and challenges since its operation is in the PRC and its primary market is in the PRC. The Company's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe.  The Company's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ materially from those estimates.

Revenue Recognition

Surety Guarantees.  The Company determines the surety guarantee revenue by using the fair value of the Payments Securities.  The Company recognizes the surety guarantee revenue when the service has been performed and payment can be reasonably estimated.

Loan Guarantees.  The Company recognizes the loan guarantee revenue over the term of the loan on a straight line basis.

Loans.  The Company recognizes Loan revenue over the term of the loan on a straight line basis.

Other Services.  The Company recognizes the revenue from Other Services when the services have been completed, the price is fixed and determinable and collectibility is reasonably assured.

Recent Pronouncements

In May 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 163, “Accounting for Financial Guarantee Insurance Contracts—an interpretation of FASB Statement No. 60” (“SFAS 163”).  SFAS 163 interprets Statement 60 and amends existing accounting pronouncements to clarify their application to the financial guarantee insurance contracts included within the scope of that Statement.  SFAS 163 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2009.  The Company is currently evaluating the impact of SFAS 163 on its consolidated financial statements [but does not expect it to have a material effect].

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (“SFAS”) No. 162, “The Hierarchy of Generally Accepted Accounting Principles”.  SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (GAAP) in the United States.  SFAS 162 is effective 60 days following the SEC’s approval of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The Company is currently evaluating the impact of SFAS 162 on its consolidated financial statements but does not expect it to have a material effect.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133”.  SFAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities.  SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008 with early application encouraged.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2009.  The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements [but does not expect it to have a material effect].

In December 2007, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (“SFAS”) No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51”.  SFAS 160 establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary.  SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2009.  The Company is currently evaluating the impact of SFAS 160 on its consolidated financial statements but does not expect it to have a material effect.

In February 2007, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities, including an amendment of FASB Statement No. 115”.  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value at specified election dates.  This Statement applies to all entities, including not-for-profit organizations.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2008.  The Company does not expect SFAS 159 to have a material effect on its consolidated financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities.
•           Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•           Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Company’s net assets as of June 30, 2008:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
China Finance, Inc.	$16,309,821	$20,659,849	$1,537,298

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 01/01/08	$1,444,576
Change in Foreign Currency Exchange Rate	$92,722
Balance as of 06/30/08	$1,537,298

Note C – Restricted Cash

Restricted cash is in the form of bank deposits and certificates of deposit that are being used by the Company to secure loans made by banks to the Company’s loan guarantee clients.  As of June 30, 2008, the Company had three loan guarantees outstanding, resulting in approximately $2 ,000,000 in restricted cash as of June 30, 2008

On July 19, 2007, the Company entered into a loan guarantee agreement with Shenzhen Hongda Gongyi Limited (“SHGL”) to guarantee a loan from China Construction Bank Shenzhen Branch to SHGL in the amount of approximately $1,400,000 (RMB10,000,000) with a term of one year. The Company charged a loan guarantee fee of approximately $40,000 (RMB300,000) for this transaction.. The Company deposited approximately $400,000 (RMB3,000,000) in China Construction Bank Shenzhen Branch on July 19, 2007 to secure the loan made by China Construction Bank Shenzhen Branch to SHGL.

On July 30, 2007, the Company entered into a loan guarantee agreement with Shenzhen YuZhiLu (“SYZL”) to guarantee a loan from China Construction Bank Shenzhen Branch to SYZL in the amount of approximately $1,400,000 (RMB10,000,000) with a term of one year. The Company charged a loan guarantee fee of approximately $50,000 (RMB400,000) for this transaction. The Company deposited approximately $300,000 (RMB2,000,000) in China Construction Bank Shenzhen Branch on July 30, 2007 to secure the loan made by China Construction Bank Shenzhen Branch to SYZL. On January 31, 2008 the Company deposited another approximately $400,000 (RMB3,000,000) in China Construction Bank Shenzhen Branch to secure the loan.

On October 17, 2007, the Company entered into a loan guarantee agreement with Shengzhen YiJinLi Technology Development Ltd. (“YiJinLi”)  to guarantee a loan from China Construction Bank Shenzhen Branch to YiJinLi in the amount of approximately $1,400,000 (RMB10,000,000) with a term of one year. The Company charged a loan guarantee fee of approximately $40,000 (RMB300,000) for this transaction.. The Company deposited approximately $400,000 (RMB3,000,000) in China Construction Bank Shenzhen Branch on October 17, 2007 to secure the loan made by China Construction Bank Shenzhen Branch to SHGL. On April 16, 2008 the Company deposited another approximately $300,000 (RMB2,000,000) in China Construction Bank Shenzhen Branch to secure the loan.

Note E -- Property, Plant and Equipment

Property, plant and equipment consisted of the following at June 30, 2008 and December 31, 2007:

	June 30, 2008	December 31, 2007

Cost:
Electronic Equipment and Office Furniture	$355,839	$228,907
Automobile	327,983	308,200
Total Cost	$683,822	$537,107
Less: Accumulated Depreciation	(101,584)	(69,089)
	$582,238	$468,018
Leasehold Improvement, Net	52,884	88,783
Net Property, Plant and Equipment	$635,123	$556,801

Depreciation and Amortization expenses relating to property, plant and equipment was $68,196 and $56,973 for the six months ended June 30, 2008 and 2007, respectively.

Note F – Commitments and Contingencies

(1)           Lease Agreements.  The Company rents office space under two operating leases. One lease is for office space in Shenzhen, China and the other is for office space in New York, New York. Previously, the Company had two lease agreements for a term of 3 years expiring January 1, 2009 and March 31, 2009, respectively; however, they were terminated by the Company in March 2007.  The Company entered into its current lease for its Shenzhen office on April 1, 2007, and it expires on March 31, 2010.  The lease for its New York office was entered into on August 8, 2007 and expires on August 7, 2017.  Minimum lease payments for these two current leases for the next five years are as follows:

2008	2009	2010	2011	2012
$2,400,000	$2,400,000	$2,200,000	$2,100,000	$2,200,000

Rent expenses for  the six months ended June 30, 2008 were $1,241,802.

(2)           Guarantees.  In the normal course of its business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements (see “Note B - Summary of Significant Accounting Policies – Revenue Recognition” above).

As of June 30, 2008, the Company had three loan guarantees outstanding.  Details are listed in “Note C – Restricted Cash” above.  If the Company’s clients default on their loans so that the Company is obligated to pay on its guarantees, the Company would be responsible for paying a maximum of approximately $4,500,000 (RMB30,000,000) in total to the respective banks.

As of June 30, 2008, the Company had three outstanding surety guarantee transactions.  If the merger transactions are not successfully completed so that the Company is obligated to pay on its guarantees, the Company would be responsible for paying a maximum of $6,000,000.

Note H – Financial Highlights

Following is a schedule of financial highlights for the six months ended June 20, 2008 and for the years ended December 31, 2007, 2006, and 2005, and for the period from inception (June 24, 2004) through December 31, 2004:

Per Share Operating Performance (For a share of common stock outstanding throughout the period)	For the six months ended June 30, 2008	2007	2006	2005	For the Period from Inception (June 24, 2004) through December 31, 2004

Net Assets Value, beginning of period	0.97	$0.49	$0.22	$0.27	$—

Income from Operations:
Net Investment Income (Loss)	(0.04	0.26	0.07	(0.01)	0.06
Net Gains (Loss) on Securities (both realized and unrealized)	(0.21)	0.22	0.20	(0.04)	0.21
Total Income from Operations	(0.25)	0.48	0.27	(0.05)	0.27

Net Assets Value, end of period	0.72	0.97	0.49	0.22	0.27

Net Assets, end of period	$41,244,158	$55,658,133	$28,450,020	$12,803,193	$15,512,444

Per Share Market Value, end of period	$0.90	$1.15	$0.98	$0.40	$2.20

Total Investment Return	(21.74%)	17.35%	145.00%	(81.82%)	80.33%

Ratio of Expenses to Average Net Assets	6.56%	7.46%	6.13%	5.40%	9.20	% (1)

Ratio of Net Investment Income to Average Net Assets	(4.52%)	34.52%	20.47%	(2.59%)	24.47	% (1)

Portfolio Turnover Rate	0%	42.97%	0%	14.99%	0%

Per share amounts calculated using the average shares method.
(1) Amounts shown are not annualized.

Note I – Brokerage Commissions

For the six months ended June 30, 2008 the total brokerage commissions paid by the Company were $32,836, which were directly deducted from the receipts from the sale of marketable securities by the broker.  Kovack Securities is the only broker that earned commissions from the Company during the period covered by this report.

Note J – Subsequent Disclosure

Effective August 29, 2008, the Company’s Board of Directors has appointed Ann Yu, who also serves as the President of SHY, to serve as the Company's President, Chief Executive Officer, Chief Compliance Officer as well as a Director of the Company and Chairman of the Board.  Ms. Yu succeeds Zhi Yong Xu, who has resigned from the Company, effective as of August 28, 2008.

Item 2.  CODE OF ETHICS.

Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

(b)	Certifications required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By: (Signature and Title)	/s/ Zhi Yong Xu
Zhi Yong Xu Chairman and Chief Executive Officer China Finance, Inc.
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Zhi Yong Xu
Zhi Yong Xu Chairman and Chief Executive Officer China Finance, Inc.
Date: August 28, 2008

By: (Signature and Title)	/s/ Liang Liao
Liang Liao Chief Financial Officer China Finance, Inc.
Date: August 28, 2008